CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows related to operating activities
Net income	$ 828.3	$ 797.5	$ 757.3
Adjustments for:
Depreciation of property, plant and equipment	535.2	551.2	516.0
Amortization of intangible assets	224.6	194.0	142.4
Depreciation of right-of-use assets	124.0	98.8	41.2
Impairment of assets	15.7	0.4	2.9
Amortization of financing costs	9.0	8.0	5.8
Deferred income taxes	16.2	24.6	(65.5)
Other	(0.2)	(0.1)	(0.6)
Cash flows before non-cash balances	1,752.8	1,674.4	1,399.5
Net change in non-cash balances related to operating activities	2.5	(79.3)	(49.0)
Cash flows provided by operating activities	1,755.3	1,595.1	1,350.5
Cash flows related to investing activities
Capital expenditures	(565.6)	(536.0)	(444.8)
Deferred subsidies received (used) to finance capital expenditures	34.2	(39.3)	(123.1)
Acquisitions of spectrum licences	(298.9)	(9.9)
Business acquisitions	(1.8)	(2,069.6)	1.4
Proceeds from disposals of assets	0.4	1.7	7.0
Promissory note to the parent corporation		(836.0)
(Acquisition) redemption of preferred shares of an affiliated corporation	(1,530.0)	1,595.0
Other		(0.3)	(0.3)
Cash flows used in investing activities	(2,361.7)	(1,894.4)	(559.8)
Cash flows related to financing activities
Net change in bank indebtedness	3.0	(0.4)	0.4
Net change under revolving facility, net of financing costs	(364.0)	285.0	(209.6)
Issuance of long-term debt, net of financing costs	1,957.2	2,092.5
Repayment of long-term debt	(1,900.3)
Settlement of hedging contracts	163.0
Repayment of lease liabilities	(126.2)	(94.8)	(42.1)
Dividends	(590.2)	(421.1)	(671.2)
Issuance (repayment) of a loan from the parent corporation	1,530.0	(1,595.0)
Cash flows provided by (used in) financing activities	672.5	266.2	(922.5)
Net change in cash, cash equivalents and restricted cash	66.1	(33.1)	(131.8)
Cash, cash equivalents and restricted cash at beginning of the year	8.0	41.1	172.9
Cash, cash equivalents and restricted cash at end of the year	$ 74.1	$ 8.0	$ 41.1